Income taxes	12 Months Ended
Sep. 30, 2022
Income taxes
Income taxes

15. Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current year. Deferred income tax assets and liabilities are recognized for temporary differences between the tax and accounting basis of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes and are measured using the current or substantively enacted tax rates expected to apply when the differences reverse. A deferred tax asset is recognized to the extent that the recoverability of deferred income tax assets is considered probable.

The Company’s recovery of income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rate of 25.9% and 27.7% for the years ended September 30, 2022 and 2021, respectively, in the US to the Company’s net income (loss) before income tax expense (recovery) as follows:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Income (loss) before taxes	$2,935	$(9,329)
Expected income tax expense (recovery) (statutory income tax rate of 25.9% and 27.7%, respectively)	759	(2,586)
Difference in foreign tax rates	(57)	86
Tax rate changes and other adjustments	270	(614)
Stock-based compensation and non-deductible expenses	1,436	2,964
Other income from government grant	(1,101)	—
State taxes - US	609	645
Recognition of deferred tax assets not previously recognized	(3,820)	(3,650)
Recovery of income taxes	$(1,904)	$(3,155)

Deferred tax

The following table summarizes the components of deferred tax:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Deferred tax assets:
Net operating losses - US	$5,403	$6,312
Lease liabilities - US	2,202	—
Reserve for expected credit losses	2,779	—
Other	171	—

Deferred tax liabilities:
Property, equipment, and right of use assets, net	(8,498)	(6,015)
Intangible assets, net	(2,034)	—
Other	(23)	(297)
Net deferred tax	$—	$—

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Balance at beginning of year	$—	$—
Recognized in consolidated statement of income (loss)	(2,513)	(3,800)
Recognized in goodwill	2,513	3,800
Balance at end of year	$—	$—

Unrecognized deferred tax assets

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying number of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Intangible assets, net - Canada	$47	$54
Intangible assets, net - US	—	273
Reserve for expected credit losses - US	—	1,068
Net capital losses carried forward - Canada	130	141
Non-capital losses - US	403	650
Share issuance costs - Canada	292	501
Non-capital losses - Canada	7,139	7,266
Other temporary differences	—	1,787
	$8,011	$11,740

The US loss carry-forward of $14,806,000 expires in 2039 whereas the remaining US loss of $7,628,000 can be carried forward indefinitely. A deferred tax asset has been recognized to the extent that it can be utilized to offset taxable income generated by the reversal of deferred tax liabilities. The remaining amount has not been recognized because it is not probable that future profit will be available against which the Company can utilize the benefits therefrom.

The Canadian non-capital loss carry-forwards of $26,439,000 have various expiry dates starting in 2027 through 2042. The net capital losses of $968,000 can be carried forward indefinitely.